Accounts receivables	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Accounts receivables
11.
Accounts receivables

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Receivables from collaboration agreements	5,857	4,093
Total	5,857	4,093

As of December 31, 2024 and 2023, no expected credit losses were recognized.